Share based payments - Performance Share Units (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based payments
Share price | $ / shares	$ 2.62
Performance Share Units
Share-based payments
Balance-Beginning of year	2,000,000	600,000
Issued	3,000,000	2,000,000
Redeemed	(5,000,000)	(600,000)
Balance- End of year		2,000,000
Share price | $ / shares	$ 2.31	$ 1.39